Non-controlling interests (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling Interests
Balance at the beginning of the fiscal year	R$ 497,342	R$ 334,349	R$ 312,885
Change in the scope of consolidation			17,415
Incorporation / Acquisition	(134,214)	20,446
Dividends paid / Interest on Capital	(6,790)	(7,432)	(19,138)
Capital increase		66,957
Profit attributable to non-controlling interests	49,499	52,382	31,272
Others	(2,487)	30,640	(8,085)
Balance at the end of the fiscal year	R$ 403,350	R$ 497,342	R$ 334,349